Taxation	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxation

12. Taxation

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. Commencing from the year of assessment of 2018, the first HK$2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. No Hong Kong profits tax was provided for as there was no estimated assessable profits tax during the relevant periods.

Indonesia

Based on Income Tax Law of Indonesia, the subsidiaries incorporated in the Indonesia are subject to income tax of 22% for domestic operations in general and 11% for business entities with gross revenue below IDR 4.8 billion. The effective tax rate will be applied on a proportional basis if gross income is above IDR4.8 billion and below IDR50 billion.

Philippines

Under Philippines CREATE Law act of 2020, the subsidiaries incorporated in the Philippines are subject to income tax of 25% for domestic corporations in general and 20% for corporations with net taxable income not exceeding PHP5,000,000 and total assets excluding land not exceeding PHP100,000,000.

The PRC

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008. On April 14, 2008, relevant governmental regulatory authorities released qualification criteria, application procedures and assessment processes for “high and new technology enterprises” (“HNTE”), which will be entitled to a favorable statutory tax rate of 15%. An enterprise’s qualification as a HNTE is reassessed by the relevant PRC governmental authorities every three years. In December 2024, Shanghai Shanghu was qualified as HNTE and was entitled to a preferential income tax rate of 15% from 2024 to 2026. In November 2023, Hainan Shanghu was qualified as HNTE and was entitled to a preferential income tax rate of 15% from 2023 to 2025. In December 2025, Shanghai Gami Technology Co., Ltd. (“Shanghai Gami”) was qualified as HNTE and was entitled to a preferential income tax rate of 15% from 2025 to 2027. In July 2023, Hainan Shenxin was recognized as Hainan encouraged industrial enterprise and was entitled to a preferential income tax rate of 15%. In 2025, tax benefit for Hainan Shenxin expired and the income tax rate reverted to 25%.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for the PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on management’s review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

12. Taxation (continued)

The PRC (continued)

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes.

Starting from 2020, the Company decided to remit certain percentage of the annual profits of its PRC subsidiaries to their overseas parent company for dividend distribution purposes. As of December 31, 2025, the Company recognized the withholding tax at 10%. The Group accrued RMB7 million and RMB65 million withholding tax liabilities in 2024 and 2025, respectively. As of December 31, 2024 and 2025, apart from the subsidiaries mentioned above, no deferred tax liabilities were provided for the accumulated undistributed profits of PRC subsidiaries, respectively. The Group still intends to indefinitely reinvest these remaining undistributed earnings in its PRC subsidiaries.

The Group has not accrued any tax for the outside basis difference represented by the accumulated undistributed profits of the consolidated VIEs, which amounted to RMB5,687 million at December 31, 2025 as, after review, it was determined that relevant tax laws and regulations provide for tax-free transfer of such amounts to the Group’s PRC subsidiaries.

Composition of income tax expenses

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income during the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Current income tax expenses	991,644	1,179,042	784,463
Deferred income tax expense	(596,544)	(721,637)	(228,220)
Total	395,100	457,405	556,243

Reconciliation of the differences between statutory tax rate and the effective tax rate

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2023, 2024 and 2025 and does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2025.

The following table sets forth reconciliation between the computed expected tax expenses (benefit) rate and the effective income tax rate for the years ended December 31, 2024 and 2023.

	For the years ended December 31,
	2023	2024
	RMB	RMB

Statutory tax rate[1]	25%	25%
Research and development tax credit	(2)%	(2)%
Effect of tax holiday	(13)%	(9)%
Change in valuation allowance	(1)%	0%
Non-deductible expenses	1%	2%
Withholding tax	4%	0%
Effective income tax rate	14%	16%

1	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

12. Taxation (continued)

In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between the statutory rate and the Group’s effective tax rate is as follows:

	For the year ended December 31,2025
	Amount	Percent

Statutory tax rate[1]	775,361	25.0%
Foreign Tax Effects
Indonesia
Statutory tax rate difference between Indonesia and Chinese mainland	(10,447)	(0.2)%
Change in valuation allowance	2,640	0.1%
Hong Kong
Statutory tax rate difference between Hong Kong and Chinese mainland	22,563	0.7%
Change in valuation allowance	10,633	0.3%
Cayman Islands
Statutory tax rate difference between Cayman and Chinese mainland	(57,443)	(1.9)%
Other foreign jurisdictions	(1,371)	(0.0)%
Change in valuation allowance	(25,645)	(0.8)%
Nontaxable or nondeductible items	46,841	1.5%
Other reconciling items
Research and development tax credit	(50,921)	(1.7)%
Effect of tax holiday	(265,448)	(8.6)%
Withholding tax	84,662	2.7%
Others	24,818	0.8%
Effective income tax rate	556,243	17.9%

1	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

In 2025, the Group paid RMB1,246.0 million, RMB88.5 million and RMB14.9 million in income taxes (net of refunds received) in the Chinese mainland, Philippines and other countries.

The aggregate amount and per share effect of the tax holidays are as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Tax holiday effect	356,159	259,755	265,448
Net profit per share effect
- Basic	0.27	0.20	0.21
- Diluted	0.26	0.20	0.20

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

12. Taxation (continued)

Deferred tax assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2024	2025
	RMB	RMB

Deferred tax assets:
Timing difference in revenue recognition	2,375,253	3,345,949
Provision for accounts receivable and contract assets and loans receivable	330,493	75,036
Accumulated tax losses-carry forward	179,809	155,457
Payroll and welfare payable and other temporary differences	69,024	114,981
Quality assurance obligations	126,706	173,337
Less: Valuation allowance	(75,810)	(63,439)
Total deferred tax assets	3,005,475	3,801,321

Deferred tax liabilities:
Intangible assets arisen from business combination and asset acquisition	(33,520)	(73,205)
Fair value adjustment to assets and liabilities during business combination and asset acquisition	-	(5,043)
Timing difference in revenue recognition	(140,144)	(244,834)
Quality assurance obligations	(395,868)	(748,066)
Fair value changes and other temporary difference	(35,949)	(19,541)
Unrealized gain in consolidated trusts	(110,783)	(173,470)
Withholding tax for undistributed earnings	(266,559)	(331,647)
Total deferred tax liabilities	(982,823)	(1,595,806)

Movement of valuation allowances

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

At beginning of year	115,754	94,926	75,810
Current year additions	44,113	34,490	17,964
Current year reversals	(64,941)	(53,606)	(30,335)
At end of year	94,926	75,810	63,439

Valuation allowances have been provided on deferred tax assets due to the uncertainty surrounding their realization. As of December 31, 2024 and 2025, valuation allowances on deferred tax assets mainly arising from tax loss carry forwards were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards and certain deductible expenses generated by certain unprofitable subsidiaries.

As of December 31, 2025, total tax loss carry forwards of the Company’s subsidiaries in the PRC of approximately RMB512,507 will expire if not used between 2026 and 2030. The applicable carry-forward limitation period is 5 years under the PRC EIT law.

Uncertain tax positions

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)